PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks 98.6%
Aerospace & Defense 0.8%
Northrop Grumman Corp.(a)	71,505	$39,013,843
Automobiles 3.0%
Tesla, Inc.*(a)	1,176,602	144,933,834
Biotechnology 1.5%
Vertex Pharmaceuticals, Inc.*	253,125	73,097,438
Capital Markets 3.5%
Goldman Sachs Group, Inc. (The)	208,164	71,479,354
KKR & Co., Inc.(a)	553,561	25,696,302
S&P Global, Inc.(a)	222,571	74,547,931
		171,723,587
Energy Equipment & Services 2.2%
Schlumberger Ltd.	2,019,586	107,967,068
Entertainment 2.1%
Netflix, Inc.*(a)	285,772	84,268,447
ROBLOX Corp. (Class A Stock)*(a)	678,863	19,320,441
		103,588,888
Equity Real Estate Investment Trusts (REITs) 1.7%
American Tower Corp.	379,327	80,364,218
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	245,007	111,845,695
Health Care Equipment & Supplies 3.1%
Abbott Laboratories(a)	257,712	28,294,200
Dexcom, Inc.*	482,655	54,655,852
Intuitive Surgical, Inc.*	255,810	67,879,184
		150,829,236
Health Care Providers & Services 2.7%
UnitedHealth Group, Inc.	244,723	129,747,240
Hotels, Restaurants & Leisure 3.8%
Airbnb, Inc. (Class A Stock)*(a)	460,499	39,372,664

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Chipotle Mexican Grill, Inc.*(a)	25,983	$36,051,153
Marriott International, Inc. (Class A Stock)	421,165	62,707,257
McDonald’s Corp.	166,717	43,934,931
		182,066,005
Interactive Media & Services 6.8%
Alphabet, Inc. (Class A Stock)*	1,614,231	142,423,601
Alphabet, Inc. (Class C Stock)*	1,607,654	142,647,139
Meta Platforms, Inc. (Class A Stock)*	201,512	24,249,954
ZoomInfo Technologies, Inc.*(a)	683,977	20,594,548
		329,915,242
Internet & Direct Marketing Retail 6.3%
Amazon.com, Inc.*	2,762,894	232,083,096
MercadoLibre, Inc. (Brazil)*	83,480	70,644,115
		302,727,211
IT Services 9.4%
Adyen NV (Netherlands), 144A*	43,862	60,891,416
Mastercard, Inc. (Class A Stock)	441,976	153,688,315
Snowflake, Inc. (Class A Stock)*(a)	406,780	58,389,201
Visa, Inc. (Class A Stock)(a)	868,567	180,453,480
		453,422,412
Life Sciences Tools & Services 2.1%
Danaher Corp.	297,927	79,075,784
Thermo Fisher Scientific, Inc.	44,052	24,258,996
		103,334,780
Media 0.7%
Trade Desk, Inc. (The) (Class A Stock)*(a)	773,737	34,686,630
Personal Products 1.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	273,785	67,928,796
Pharmaceuticals 5.8%
Eli Lilly & Co.	521,005	190,604,469
Novo Nordisk A/S (Denmark), ADR	667,966	90,402,519
		281,006,988

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.6%
Uber Technologies, Inc.*(a)	3,136,076	$77,555,159
Semiconductors & Semiconductor Equipment 8.3%
ASML Holding NV (Netherlands)(a)	121,696	66,494,695
Broadcom, Inc.(a)	203,740	113,917,146
NVIDIA Corp.	1,531,393	223,797,773
		404,209,614
Software 10.8%
Adobe, Inc.*	226,239	76,136,211
Atlassian Corp. (Class A Stock)*(a)	328,275	42,242,427
Crowdstrike Holdings, Inc. (Class A Stock)*	330,790	34,828,879
HubSpot, Inc.*(a)	57,057	16,496,891
Microsoft Corp.	1,262,354	302,737,736
Salesforce, Inc.*	381,129	50,533,894
		522,976,038
Specialty Retail 5.1%
Home Depot, Inc. (The)(a)	278,891	88,090,511
O’Reilly Automotive, Inc.*	72,493	61,186,267
TJX Cos., Inc. (The)(a)	998,547	79,484,341
Ulta Beauty, Inc.*	43,752	20,522,751
		249,283,870
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	2,344,437	304,612,699
Textiles, Apparel & Luxury Goods 5.9%
Lululemon Athletica, Inc.*	269,455	86,327,993
LVMH Moet Hennessy Louis Vuitton SE (France)	200,976	146,248,884
NIKE, Inc. (Class B Stock)(a)	461,256	53,971,565
		286,548,442
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc.*	467,264	65,416,960

Total Common Stocks (cost $2,802,958,487)		4,778,801,893

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.6%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)* (cost $23,525,484)	291,975	$29,464,234

Total Long-Term Investments (cost $2,826,483,971)		4,808,266,127

Short-Term Investments 13.3%
Affiliated Mutual Fund 12.5%
PGIM Institutional Money Market Fund (cost $605,784,735; includes $604,128,374 of cash collateral for securities on loan)(b)(we)	606,311,873	606,008,717
Unaffiliated Fund 0.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $36,774,350)	36,774,350	36,774,350

Total Short-Term Investments (cost $642,559,085)		642,783,067

TOTAL INVESTMENTS 112.5% (cost $3,469,043,056)		5,451,049,194
Liabilities in excess of other assets (12.5)%		(606,495,458)

Net Assets 100.0%		$4,844,553,736

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $592,274,370; cash collateral of $604,128,374 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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